SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible assets, net (Details)	12 Months Ended
Mar. 31, 2018
Weighted average
Intangible assets, net
Estimated useful lives	5 years 6 months
Customer relationship | Weighted average
Intangible assets, net
Estimated useful lives	5 years 8 months 12 days
Customer relationship | Minimum
Intangible assets, net
Estimated useful lives	2 years 1 month 6 days
Customer relationship | Maximum
Intangible assets, net
Estimated useful lives	10 years
Non-compete agreements | Weighted average
Intangible assets, net
Estimated useful lives	3 years
Non-compete agreements | Minimum
Intangible assets, net
Estimated useful lives	2 years
Non-compete agreements | Maximum
Intangible assets, net
Estimated useful lives	3 years
Contract backlog | Weighted average
Intangible assets, net
Estimated useful lives	8 months 12 days
Contract backlog | Minimum
Intangible assets, net
Estimated useful lives	4 months 24 days
Contract backlog | Maximum
Intangible assets, net
Estimated useful lives	10 months 24 days
Operating licenses | Weighted average
Intangible assets, net
Estimated useful lives	3 years
Operating licenses | Minimum
Intangible assets, net
Estimated useful lives	3 months 18 days
Operating licenses | Maximum
Intangible assets, net
Estimated useful lives	5 years
Favorable lease contracts | Weighted average
Intangible assets, net
Estimated useful lives	7 years 1 month 6 days
Favorable lease contracts | Minimum
Intangible assets, net
Estimated useful lives	1 year 4 months 24 days
Favorable lease contracts | Maximum
Intangible assets, net
Estimated useful lives	9 years 9 months 18 days